Equity_Treasury Shares(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩) shares		Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 KRW (₩) shares
Carrying amount
Beginning	₩ 968,549				₩ 755,973
Changes In Treasury Share Amount Abstract [Abstract]
Acquisition	267,639				212,576
Retirement	(100,000)				0
Ending	₩ 1,136,188	[1]	$ 983,321	[1]	₩ 968,549
Treasury Shares Member [Member]
Number of treasury shares
Beginning | shares	22,560,240	[2]	22,560,240	[2]	19,073,954
Changes In Treasury Share Number Abstract [Abstract]
Acquisition | shares	5,916,962	[3]	5,916,962	[3]	3,486,286	[2]
Retirement | shares	(2,303,617)	[3]	(2,303,617)	[3]	0	[2]
Ending | shares	26,173,585	[3]	26,173,585	[3]	22,560,240	[2]
Carrying amount
Beginning	₩ 968,549	[2]			₩ 755,973
Changes In Treasury Share Amount Abstract [Abstract]
Acquisition	267,639	[3]			212,576	[2]
Retirement	(100,000)	[3]			0	[2]
Ending	1,136,188	[3]			968,549	[2]
Trust Agreement To Acquire Treasury Shares Amount					₩ 300,000
Termination of trust agreement to acquire treasury shares amount	₩ 300,000

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	For the year ended December 31, 2018, the treasury stock trust agreement of KRW300,000 million with Samsung Securities Co., Ltd., which had been signed in 2017, was terminated. In order to increase shareholder value, the Group entered into another treasury stock trust agreement of KRW300,000 million with Samsung Securities Co., Ltd. for the year ended December 31, 2018.
[3]	For the year ended December 31, 2019, the treasury stock trust agreement of KRW 300,000 million with Samsung Securities Co., Ltd., which had been signed in 2018, was terminated.